Expense Example - Eagle Energy Infrastructure Fund	Aug. 25, 2025 USD ($)
Eagle Energy Infrastructure Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 733
Expense Example, with Redemption, 3 Years	1,119
Expense Example, with Redemption, 5 Years	1,529
Expense Example, with Redemption, 10 Years	2,669
Eagle Energy Infrastructure Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,391
Expense Example, with Redemption, 10 Years	2,983
Eagle Energy Infrastructure Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	1,954
Eagle Energy Infrastructure Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	$ 1,942